Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

15. Commitments and Contingencies

Legal Proceedings

The Company is subject to certain claims and contingent liabilities that arise in the normal course of business. While we do not expect that the ultimate resolution of any of these pending actions will have a material effect on our unaudited consolidated results of operations, financial position or cash flows, litigation is subject to inherent uncertainties. As such, there can be no assurance that any legal action, pending or otherwise, does not become material in the future.

On September 7, 2023, following the merger between Conduit Pharmaceuticals Limited and Conduit Merger Sub, Inc., a Cayman Islands exempted company, Strand filed a claim in the Business and Property Courts of England and Wales claiming it was entitled to be paid the sum of $2 million and, as a result of the completion of the Business Combination, to be issued 2 shares of the Company’s Common Stock as a market value calculated by Strand of $65 million. The trial in this matter ended in October 2025, with a judgment finalized on December 16, 2025, in the amount of approximately $7 million, plus interest and repayment of a fraction of Strand’s costs totaling $9.6 million. CDT is not a party to the CPL judgment.

Prior to the issuance of the judgment, the Company completed the sale of CPL to Corvus, pursuant to the Sale and Purchase Agreement. See Note 16 for further discussion of the sale of CPL in relation to the Strand litigation. In connection with the transaction, the Company obtained legal advice and structured the arrangement such that CPL retained the obligation associated with the Strand litigation following the sale on December 8, 2025. However, in accordance to the principles of consolidation as discussed in Note 3, the Company evaluated the accounting implications of the transaction, including the assessment of isolation, and concluded that the arrangement did not satisfy isolation of the Company from CPL. Accordingly, in connection with the judgment, Conduit Pharmaceuticals Limited recorded a $9.6 million litigation liability and it is included in the Company’s consolidated balance sheet. To date, no legal action against the Company has commenced to enforce the judgment against the Company and the Company will continue to vigorously defend its position as it relates to the litigation with Strand.

Separately, during November and December 2024, the Company received a letter from St George Street Capital and formal complaints filed with the Intellectual Property Office claiming the Company was incorrectly assigned the US Application, and was not the correct owner, of the AZD 1656 co-crystal patent. In January 2025, Conduit issued a counter statement to the Intellectual Property Office disputing the claim filed by St George Street Capital. The litigation challenges the registration of the patent and the Company does not believe there to be any financial implications from the litigation. As of June 30, 2026, the damages sought by St George Street Capital are non-monetary and the potential contingency is not considered probable. As such, the Company has not accrued a loss contingency in the accompanying unaudited condensed consolidated financial statements. We intend to vigorously defend against these IP claims. Regardless of the eventual outcome, the patent dispute may impact our business due to, among other things, legal costs and the diversion of the attention of our management.

Leases

The Company has a lease agreement for approximately 2,100 square feet of space in Cambridge, England, with a term from March 2024 to January 2027. As of June 30, 2026, the Company has a right-of-use asset of $0.1 million and a corresponding lease liability of $0.1 million recorded on the unaudited condensed consolidated balance sheets. The full balance of the $0.1 million in lease liability is classified as short-term. As of June 30, 2026, the Company has $0.1 million in future minimum lease payments remaining.

15. Commitments and Contingencies

Legal Proceedings

The Company is subject to certain claims and contingent liabilities that arise in the normal course of business. While we do not expect that the ultimate resolution of any of these pending actions will have a material effect on our consolidated results of operations, financial position or cash flows, litigation is subject to inherent uncertainties. As such, there can be no assurance that any legal action, pending or otherwise, does not become material in the future.

On September 7, 2023, following the merger between Conduit Pharmaceuticals Limited and Conduit Merger Sub, Inc., a Cayman Islands exempted company, Strand filed a claim in the Business and Property Courts of England and Wales claiming it was entitled to be paid the sum of $2 million and, as a result of the completion of the Business Combination, to be issued 2 shares of the Company’s Common Stock as a market value calculated by Strand of $65 million. The trial in this matter ended in October 2025, with a judgment finalized on December 16, 2025, in the amount of approximately $7 million, plus interest and repayment of a fraction of Strand’s costs totaling $9.6 million. CDT is not a party to the CPL judgment.

Prior to the issuance of the judgment, the Company completed the sale of CPL to Corvus, pursuant to the Sale and Purchase Agreement. See Note 4, Note 16 and Note 18 for further discussion of the sale of CPL in relation to the Strand litigation. In connection with the transaction, the Company obtained legal advice and structured the arrangement such that CPL retained the obligation associated with the Strand litigation following the sale on December 8, 2025. However, as discussed in Note 4, the Company evaluated the accounting implications of the transaction, including the assessment of isolation, and concluded that the arrangement did not satisfy isolation of the Company from Conduit Pharmaceuticals Limited (“CPL”). Accordingly, in connection with the judgment, Conduit Pharmaceuticals Limited recorded a $9.6 million litigation liability and included in the Company’s consolidated balance sheet. To date, no legal action against the Company has commenced to enforce the judgement against the Company and the Company will continue to vigorously defend its position as it relates to the litigation with Strand.

Separately, during November and December 2024, the Company received a letter from St George Street Capital and formal complaints filed with the Intellectual Property Office claiming the Company was incorrectly assigned the US Application, and was not the correct owner, of the AZD 1656 co-crystal patent. In January 2025, Conduit issued a counter statement to the Intellectual Property Office disputing the claim filed by St George Street Capital. The litigation challenges the registration of the patent and the Company does not believe there to be any financial implications from the litigation. As of December 31, 2025, the damages sought by St George Street Capital are unknown and the potential contingency is not considered probable. As such, the Company has not accrued a loss contingency in the accompanying financial statements. We intend to vigorously defend against these IP claims. Regardless of the eventual outcome, the patent dispute may impact our business due to, among other things, legal costs and the diversion of the attention of our management.